Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
	2017	2016
	(In thousands)
Casino	$343,869	$332,443
Hotel	146,931	169,321
Other	144,044	141,276
	634,844	643,040
Less: Allowance for doubtful accounts	(92,571)	(97,920)
	$542,273	$545,120